Refundable Deposits - Schedule of Refundable Deposits (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Refundable Deposits [Line Items]
Refundable Deposits	$ 16,245	$ 21,956	$ 277
Security Deposits Energy [Member]
Schedule of Refundable Deposits [Line Items]
Refundable Deposits		7,740	277
Refundable Hosting Deposits [Member]
Schedule of Refundable Deposits [Line Items]
Refundable Deposits		$ 14,216